Shareholders' Equity (Details)				12 Months Ended
	Jun. 18, 2019 USD ($) shares	Dec. 07, 2018 shares	Jan. 10, 2017 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2019 ₪ / shares
Shareholders' Equity (Details) [Line Items]
Ordinary shares sold (in Shares) | shares		3,132,481
Net proceeds from offering				$ 129,710,000		$ 35,077,000
Ordinary shares available for future grant (in Shares) | shares				3,269,482
Unrecognized compensation cost				$ 5,677
Weighted average vesting period				2 years 6 months 29 days
Weighted average fair value of options granted (in Dollars per share) | $ / shares				$ 14.51	$ 9.5	$ 9.24
Fair value of options vested per share (in Dollars per share) | $ / shares				$ 8.13
Total intrinsic value of options exercised				$ 6,742	$ 11,775	$ 10,588
Recognized reduction revenues				$ 5,094	$ 4,576	$ 2,895
Restricted Stock Units (RSUs) [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, par value (in New Shekels per share) | ₪ / shares							₪ 0.01
Options exercisable, description				25% of total options are exercisable one year after the date determined for each optionee and a further 6.25% at the end of each subsequent three-month period for 3 years. Options are exercisable for up to 10 years from the grant date of the options. Options that are cancelled or forfeited before expiration become available for future grants.
Vesting period						4 years
Unrecognized compensation cost				$ 14,420
Weighted average fair value of options granted (in Dollars per share) | $ / shares				$ 28.50	$ 17.1	$ 17.77
Fair value of options vested per share (in Dollars per share) | $ / shares				$ 2,681
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition				3 years 2 months 26 days
Master Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Vesting period			5 years
Warrants to purchase ordinary shares (in Shares) | shares			2,932,176
Exercise price (in Dollars per share) | $ / shares			$ 13.04
Payments for purchased products and services			$ 150,000,000	$ 5,000,000
Class of warrant exercisable (in Shares) | shares				1,612,683
Board of Directors Chairman [Member]
Shareholders' Equity (Details) [Line Items]
Increase in the ordinary shares reserved for issuance (in Shares) | shares				1,220,439
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares sold (in Shares) | shares	4,991,000
Net proceeds from offering	$ 129,710